Revenues	12 Months Ended
Dec. 31, 2024
Revenue from Contract with Customer [Abstract]
Revenues
14.	Revenues
The following table presents the disaggregation of revenue from contracts with the customers:

	For the year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB	US$
Revenues - Products
Air mobility solutions	38,061	99,470	439,533	60,216
Others	2,714	1,490	1,108	152

Subtotal-Products	40,775	100,960	440,641	60,368

Revenues - Services
Air mobility solutions	2,326	5,259	3,787	519
Others	1,216	11,207	11,724	1,606

Subtotal-Services	3,542	16,466	15,511	2,125

Total Revenues	44,317	117,426	456,152	62,493

Payment terms
For the Group’s Air mobility solutions and Aerial media solutions, the Group typically requires a portion of payments upfront and the remaining amounts are contractually due ranging from three to six months. Regarding the Smart city management solutions, the timing of billing varies depending on contractual payment schedules with milestone billings and the completion of the quality-assurance warranty period. In instances where the timing of revenue recognition differs from the timing of invoicing, the Group has determined that its contracts do not include a significant financing component at the inception of the contracts.

Contract balances
Contract balances include accounts receivable and unbilled revenue. Accounts receivable represents the billed and unbilled amounts related to the Company’s rights to consideration as performance obligations are satisfied and the rights to payment become unconditional but for the passage of time. In 2022, the decrease in accounts receivable was mainly due to cash receipt from customers and impairment of balances amounted to RMB46,045 recorded in the general and administrative expenses in the Group’s consolidated statements of comprehensive loss. In 2023 and 2024 the increase in accounts receivable was mainly due to the increase in sales during the year. The unbilled revenue was derived from sales of certain passenger-grade UAVs but unbilled. The receipt of the consideration is subject to conditions other than the passage of time, which is included in prepayments and other current assets.
Contract liabilities represent payments received from customers for which the corresponding products or services have not yet been transferred to customers. In 2023, the increase in contract liabilities was primarily contributed by advance from customers of sales of passenger-grade UAVs. Revenue of RMB16,118 (US$2,208) was recognized during the year ended December 31, 2024 from the balance included in the contract liabilities on January 1, 2024.